United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/13

Date of Reporting Period: 09/30/13

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2013
Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2012 through September 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Clover Small Value Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended September 30, 2013, was 22.37% for Class A Shares, 21.46% for Class C Shares, 22.10% for Class R Shares and 22.67% for Institutional Shares. The Russell 2000® Value Index (R2000V),1 a broad-based securities market index, returned 27.04% during the same period. The total return for the Morningstar Small Value Category Average (MSVCA),2 a peer group average for the Fund, was 29.48% during the same period. The Fund's and the MSVCA's total return for the most recent fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R2000V.
The Fund's investment strategy seeks to achieve long-term appreciation of capital through careful analysis and selection of individual stocks. For the 12-month reporting period, stock selection3 was the most significant factor affecting the Fund's performance relative to the R2000V.
The following discussion will focus on the performance of the Fund's Institutional Shares. The Fund's Institutional Shares underperformed the R2000V and the MSVCA.
market overview
The markets continued their ascent over the past 12 months, with stocks surpassing their previous high water mark set in 2007. A year ago, the European debt crisis was high among investors' concerns, as the financial struggles of the region's countries and banking systems seemed to be spreading like a contagion. As the year progressed, the euro zone lumbered on under a cloud of uncertainty, but seemed to show early signs of stabilization. Economic progress here at home has been slow and steady, with the majority of data pointing to the positive side. The Federal Reserve's (the “Fed”) ongoing stimulus efforts have no doubt contributed to the stock market's results, and Ben Bernanke's indication that he will step down as Fed chairman in January has rendered U.S. monetary policy a topic of much speculation. The Fund's fiscal year coincides with that of the federal government, and the political wrangling between our leaders in Washington over the federal budget and deficit dominated headlines as the period came to a close. Despite these concerns, stock investors over the past year have been rewarded with strong absolute returns.
sTOCK sELECTION
Stock selection within the Financial Services and Healthcare sectors contributed positively to the Fund's performance for the reporting period. Similar to the prior year, stock selection in each sector was the key driver of performance. American Equity Investment Life and Ocwen Financial Corporation were standout performers in Financials, while the Fund's performance in the Healthcare sector benefited from stocks such as Alkermes PLC and Universal
Annual Shareholder Report
1

Health Services, Inc. Offsetting performance were the Fund's stock selections in the Consumer Discretionary and Industrials sectors. Several of the Fund's retail selections held back the Consumer Discretionary sector's performance, while lagging performance among holdings in the electrical equipment industry negatively affected the Industrials sector.
The Fund concluded the fiscal year overweighted in Materials and Healthcare relative to the benchmark and underweighted in Financials and Energy. As always, these overweightings and underweightings are determined by our analysts' views of company-specific opportunities within their sectors of coverage and not macroeconomic or market-based forecasts. While the Fund's portfolio managers are cognizant of these factors that can affect the Fund's performance, the investment approach is primarily focused instead on adding value through vigorous, bottom-up, fundamental analysis in constructing a well-diversified portfolio.4
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the R2000V.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MSVCA.
3	Because the Fund invests in smaller companies, it may be more volatile and subject to greater short-term risk than funds that invest in larger companies. Smaller companies may have limited resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
4	Diversification does not assure a profit nor protect against loss.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Class R Shares commenced operations on December 1, 2010. The Fund's Institutional Shares commenced operations on August 29, 2009. The Fund offers two other classes of shares: Class A Shares and Class C Shares. For the period prior to the commencement of operations of Class R Shares and Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to Class R Shares, the performance of Class A Shares has been adjusted to reflect the expenses applicable to Class R Shares. In relation to the Institutional Shares, the performance of Class A Shares has not been adjusted to reflect expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, for both the Class R Shares and Institutional Shares, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Clover Small Value Fund (the “Fund”)2 from September 30, 2003 to September 30, 2013, compared to the Russell 2000® Value Index (R2000V)3 and the Morningstar Small Value Category Average (MSVCA).4
Average Annual Total Returns for the Period Ended 9/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	15.64%	8.89%	9.05%
Class C Shares	20.46%	9.43%	8.93%
Class R Shares	22.10%	9.79%	9.36%
Institutional Shares	22.67%	10.37%	9.78%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

GROWTH OF A $10,000 INVESTMENT–CLASS a SHARES
Growth of $10,000 as of September 30, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
GROWTH OF A $10,000 INVESTMENT–CLASS c SHARES
Growth of $10,000 as of September 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Annual Shareholder Report
4

GROWTH OF A $10,000 INVESTMENT–CLASS R SHARES
Growth of $10,000 as of September 30, 2013
GROWTH OF A $10,000 INVESTMENT–institutional shares
Growth of $10,000 as of September 30, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000V and MSVCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Fund is the successor to Touchstone Diversified Small Cap Value Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The information presented above, for the periods prior to August 28, 2009, is historical information for Touchstone Diversified Small Cap Value Fund.
3	The R2000V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The R2000V measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At September 30, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	32.6%
Industrials	13.1%
Consumer Discretionary	11.8%
Information Technology	11.8%
Energy	6.8%
Materials	6.6%
Health Care	5.6%
Utilities	5.2%
Consumer Staples	2.5%
Telecommunication Services	0.5%
Cash Equivalents[2]	3.8%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
September 30, 2013
Shares			Value
		COMMON STOCKS—96.5%
		Consumer Discretionary—11.8%
177,400	[1]	Aeropostale, Inc.	$1,667,560
236,900	[1]	Body Central Corp.	1,445,090
124,875		Cinemark Holdings, Inc.	3,963,533
172,425	[1]	CROCs, Inc.	2,346,704
84,250	[1]	Deckers Outdoor Corp.	5,553,760
53,150	[1]	Genesco, Inc.	3,485,577
66,675	[1]	HomeAway, Inc.	1,866,900
109,225	[1]	Lions Gate Entertainment Corp.	3,828,336
91,500		National CineMedia, Inc.	1,725,690
276,675	[1]	Orient-Express Hotel Ltd., Class A	3,591,242
160,600		Rent-A-Center, Inc.	6,118,860
163,175	[1]	Select Comfort Corp.	3,973,311
120,175	[1]	Skechers USA, Inc., Class A	3,738,644
224,375		Spartan Motors, Inc.	1,361,956
284,950	[1]	Standard Pacific Corp.	2,253,955
62,675	[1]	Tempur Sealy International, Inc.	2,755,193
80,275	[1]	Tenneco Automotive, Inc.	4,053,887
202,250		The Jones Group, Inc.	3,035,773
46,700		Vail Resorts, Inc.	3,240,046
279,325		World Wrestling Entertainment, Inc.	2,840,735
		TOTAL	62,846,752
		Consumer Staples—2.5%
99,670		Spartan Stores, Inc.	2,198,720
77,005	[1]	TreeHouse Foods, Inc.	5,146,244
312,625	[1]	White Wave, Inc.	6,243,122
		TOTAL	13,588,086
		Energy—6.8%
215,000	[1]	Bill Barrett Corp.	5,398,650
52,950	[1]	Dril-Quip, Inc.	6,076,012
142,675	[1]	Exterran Holdings, Inc.	3,933,550
69,775	[1]	PDC Energy, Inc.	4,154,404
265,325	[1]	Resolute Energy Corp.	2,218,117
56,100		SM Energy Co.	4,330,359
132,750		Teekay Shipping Corp.	5,675,062
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
524,725	[1]	Willbros. Group, Inc.	$4,816,976
		TOTAL	36,603,130
		Financials—32.6%
213,275	[1]	American Capital Ltd.	2,932,531
356,925		American Equity Investment Life Holding Co.	7,573,949
121,191		Argo Group International Holdings Ltd.	5,196,670
198,250		Associated Estates Realty Corp.	2,955,908
621,450		CNO Financial Group, Inc.	8,948,880
171,575	[1]	Capital Bank Financial Corp.	3,766,071
69,250		City Holding Co.	2,994,370
142,650		East West Bancorp, Inc.	4,557,668
532,145		FNB Corp. (PA)	6,454,919
830,400	[1]	FelCor Lodging Trust, Inc.	5,115,264
417,769		First Niagara Financial Group, Inc.	4,332,265
261,325		First Potomac Realty Trust	3,284,855
200,175		FirstMerit Corp.	4,345,799
259,338		Flushing Financial Corp.	4,784,786
141,025		Hanover Insurance Group, Inc.	7,801,503
74,530		Independent Bank Corp.- Massachusetts	2,660,721
188,925		Investors Bancorp, Inc.	4,133,679
82,820		LTC Properties, Inc.	3,145,504
199,025		LaSalle Hotel Properties	5,676,193
302,825		Lexington Realty Trust	3,400,725
1,074,260		MFA Mortgage Investments, Inc.	8,003,237
338,445		Maiden Holdings Ltd.	3,997,035
802,400		New Residential Investment Corp.	5,311,888
916,450		Northstar Realty Finance Corp.	8,504,656
47,375	[1]	Ocwen Financial Corp.	2,642,104
344,700		Old National Bancorp	4,894,740
107,600	[1]	PHH Corp.	2,554,424
149,200		PacWest Bancorp	5,126,512
46,600		ProAssurance Corp.	2,099,796
87,225		Radian Group, Inc.	1,215,044
84,075		Select Income REIT	2,169,135
318,050		Starwood Property Trust, Inc.	7,623,658
108,910		Sun Communities, Inc.	4,641,744
529,900		Susquehanna Bankshares, Inc.	6,650,245
747,775		Synovus Financial Corp.	2,467,658
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
337,925		Webster Financial Corp. Waterbury	$8,627,225
86,875		Wintrust Financial Corp.	3,567,956
		TOTAL	174,159,317
		Health Care—5.6%
83,800	[1]	Alere, Inc.	2,561,766
82,650	[1]	Alkermes, Inc.	2,778,693
45,100	[1]	Cubist Pharmaceuticals, Inc.	2,866,105
60,100	[1]	Impax Laboratories, Inc.	1,232,651
104,250	[1]	InterMune, Inc.	1,602,322
56,380	[1]	Magellan Health Services, Inc.	3,380,545
82,675	[1]	Medicines Co.	2,771,266
203,112	[1]	Merit Medical Systems, Inc.	2,463,749
78,850	[1]	Tornier NV	1,524,171
49,950		Universal Health Services, Inc., Class B	3,745,750
200,600	[1]	Wright Medical Group, Inc.	5,231,648
		TOTAL	30,158,666
		Industrials—13.1%
444,100	[1]	Acco Brands Corp.	2,948,824
284,550	[1]	Accuride Corp.	1,462,587
153,350	[1]	Aegion Corp.	3,638,996
66,525	[1]	Atlas Air Worldwide Holdings, Inc.	3,067,468
134,770		Barnes Group, Inc.	4,706,168
120,975		Con-way, Inc.	5,212,813
149,750	[1]	Foster Wheeler AG	3,944,415
177,225		Harsco Corp.	4,412,903
150,300		Manitowoc, Inc.	2,942,874
312,525	[1]	Orbital Sciences Corp.	6,619,279
119,325	[1]	Terex Corp.	4,009,320
111,050		Trinity Industries, Inc.	5,036,117
95,875		Triumph Group, Inc.	6,732,342
168,350	[1]	TrueBlue, Inc.	4,042,084
101,900	[1]	USG Corp.	2,912,302
73,625	[1]	United Rentals, Inc.	4,291,601
354,200	[1]	Wabash National Corp.	4,129,972
		TOTAL	70,110,065
		Information Technology—11.8%
151,425	[1]	Advanced Energy Industries, Inc.	2,652,966
52,425	[1]	Anixter International, Inc.	4,595,575
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
82,490		Black Box Corp.	$2,527,494
217,725		Brooks Automation, Inc.	2,027,020
73,060		CSG Systems International, Inc.	1,830,153
111,895		CTS Corp.	1,764,584
326,650	[1]	Cypress Semiconductor Corp.	3,050,911
296,025	[1]	Fairchild Semiconductor International, Inc., Class A	4,111,787
171,661	[1]	Finisar Corp.	3,884,688
87,222	[1]	Insight Enterprises, Inc.	1,650,240
40,760		j2 Global, Inc.	2,018,435
467,975	[1]	Lattice Semiconductor Corp.	2,087,169
341,900	[1]	Millennial Media, Inc.	2,417,233
2,150,975	[1]	Quantum Corp. - DLT & Storage Systems	2,968,345
837,400	[1]	RF Micro Devices, Inc.	4,722,936
197,096	[1]	Sanmina Corp.	3,447,209
131,375	[1]	SeaChange International, Inc.	1,506,871
195,785	[1]	Symmetricom, Inc.	943,684
161,900	[1]	Take-Two Interactive Software, Inc.	2,940,104
102,825		Tessera Technologies, Inc.	1,989,664
313,400	[1]	Triquint Semiconductor, Inc.	2,547,942
114,050	[1]	Unisys Corp.	2,872,920
60,825	[1]	Verint Systems, Inc.	2,254,175
34,625	[1]	ViaSat, Inc.	2,207,344
		TOTAL	63,019,449
		Materials—6.6%
151,850		Allegheny Technologies, Inc.	4,634,462
513,775		AuRico Gold, Inc.	1,957,483
159,150		Axiall Corp.	6,014,278
79,300		Cabot Corp.	3,386,903
137,250	[1]	Coeur Mining, Inc.	1,653,863
298,425		Huntsman Corp.	6,150,539
125,125	[1]	Kapstone Paper and Packaging Corp.	5,355,350
122,950	[1]	OM Group, Inc.	4,153,251
174,350	[1]	Stillwater Mining Co.	1,919,593
		TOTAL	35,225,722
		Telecommunication Services—0.5%
353,250	[1]	Iridium Communications, Inc.	2,430,360
		Utilities—5.2%
164,375		Atmos Energy Corp.	7,000,731
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
183,100		Cleco Corp.	$8,210,204
186,350		Idacorp, Inc.	9,019,340
130,500		Portland General Electric Co.	3,684,015
		TOTAL	27,914,290
		TOTAL COMMON STOCKS (IDENTIFIED COST $444,392,133)	516,055,837
		Investment Company—3.8%
20,015,271	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	20,015,271
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $464,407,404)[4]	536,071,108
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(1,376,150)
		TOTAL NET ASSETS—100%	$534,694,958
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $466,670,602.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$21.50	$17.01	$18.18	$16.07	$17.97
Income From Investment Operations:
Net investment income	0.37[2]	0.09[2]	0.04[2]	0.05[2]	0.10[2]
Net realized and unrealized gain (loss) on investments	4.17	4.66	(1.18)	2.21	(1.07)
TOTAL FROM INVESTMENT OPERATIONS	4.54	4.75	(1.14)	2.26	(0.97)
Less Distributions:
Distributions from net investment income	(0.13)	(0.03)	(0.03)	(0.01)	(0.12)
Distributions from net realized gain on investments	(1.00)	(0.23)	—	(0.14)	(0.81)
TOTAL DISTRIBUTIONS	(1.13)	(0.26)	(0.03)	(0.15)	(0.93)
Net Asset Value, End of Period	$24.91	$21.50	$17.01	$18.18	$16.07
Total Return[3]	22.37%	28.17%	(6.31)%	14.16%	(3.41)%
Ratios to Average Net Assets:
Net expenses	1.26%	1.26%[4]	1.26%[4]	1.31%	1.45%
Net investment income	1.60%	0.42%	0.21%	0.30%	1.12%
Expense waiver/reimbursement[5]	0.24%	0.29%	0.36%	0.39%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,854	$148,687	$113,930	$106,030	$102,599
Portfolio turnover	99%	72%	72%	72%	68%
1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.26% and 1.25% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$21.01	$16.72	$17.99	$16.02	$17.88
Income From Investment Operations:
Net investment income (loss)	0.18[2]	(0.06)[2]	(0.11)[2]	(0.08)[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	4.10	4.58	(1.14)	2.19	(1.01)
TOTAL FROM INVESTMENT OPERATIONS	4.28	4.52	(1.25)	2.11	(1.00)
Less Distributions:
Distributions from net investment income	—	—	(0.02)	—	(0.05)
Distributions from net realized gain on investments	(1.00)	(0.23)	—	(0.14)	(0.81)
TOTAL DISTRIBUTIONS	(1.00)	(0.23)	(0.02)	(0.14)	(0.86)
Net Asset Value, End of Period	$24.29	$21.01	$16.72	$17.99	$16.02
Total Return[3]	21.46%	27.25%	(6.99)%	13.28%	(3.64)%
Ratios to Average Net Assets:
Net expenses	2.01%	2.01%[4]	2.01%[4]	2.06%	2.20%
Net investment income (loss)	0.80%	(0.33)%	(0.53)%	(0.44)%	0.08%
Expense waiver/reimbursement[5]	0.26%	0.31%	0.36%	0.39%	0.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,624	$16,088	$12,566	$7,075	$5,071
Portfolio turnover	99%	72%	72%	72%	68%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.01% and 2.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,		Period Ended 9/30/2011[1]
	2013	2012
Net Asset Value, Beginning of Period	$21.39	$16.99	$19.19
Income From Investment Operations:
Net investment income	0.35[2]	0.03[2]	0.05[2]
Net realized and unrealized gain (loss) on investments	4.11	4.66	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	4.46	4.69	(2.17)
Less Distributions:
Distributions from net investment income	(0.17)	(0.06)	(0.03)
Distributions from net realized gain on investments	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(1.17)	(0.29)	(0.03)
Net Asset Value, End of Period	$24.68	$21.39	$16.99
Total Return[3]	22.10%	27.86%	(11.35)%
Ratios to Average Net Assets:
Net expenses	1.46%	1.51%[4]	1.51%[4,5]
Net investment income	1.54%	0.17%	0.30%[5]
Expense waiver/reimbursement[6]	0.34%	0.40%	0.53%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,431	$319	$83
Portfolio turnover	99%	72%	72%[7]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.51% and 1.48% for the year ended September 30, 2012 and for the period ended September 30, 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2011.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,				Period Ended 9/30/2009[1]
	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$21.58	$17.07	$18.23	$16.09	$15.42
Income From Investment Operations:
Net investment income	0.43[2]	0.14[2]	0.10[2]	0.10[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	4.18	4.68	(1.19)	2.20	0.66
TOTAL FROM INVESTMENT OPERATIONS	4.61	4.82	(1.09)	2.30	0.67
Less Distributions:
Distributions from net investment income	(0.18)	(0.08)	(0.07)	(0.02)	—
Distributions from net realized gain on investments	(1.00)	(0.23)	—	(0.14)	—
TOTAL DISTRIBUTIONS	(1.18)	(0.31)	(0.07)	(0.16)	—
Net Asset Value, End of Period	$25.01	$21.58	$17.07	$18.23	$16.09
Total Return[3]	22.67%	28.52%	(6.06)%	14.43%	4.35%
Ratios to Average Net Assets:
Net expenses	1.01%	1.01%[4]	1.01%[4]	1.06%	1.19%[5]
Net investment income	1.86%	0.66%	0.49%	0.60%	0.70%[5]
Expense waiver/reimbursement[6]	0.15%	0.22%	0.33%	0.41%	0.25%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$353,785	$145,893	$86,725	$52,136	$9,161
Portfolio turnover	99%	72%	72%	72%	68%[7]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.01% and 1.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
September 30, 2013
Assets:
Total investment in securities, at value including $20,015,271 of investment in an affiliated holding (Note 5) (identified cost $464,407,404)		$536,071,108
Cash		214,284
Income receivable		573,764
Receivable for investments sold		8,742,416
Receivable for shares sold		2,215,950
TOTAL ASSETS		547,817,522
Liabilities:
Payable for investments purchased	$12,655,216
Payable for shares redeemed	248,048
Payable for distribution services fee (Note 5)	14,762
Payable for shareholder services fee (Note 5)	58,903
Accrued expenses (Note 5)	145,635
TOTAL LIABILITIES		13,122,564
Net assets for 21,434,211 shares outstanding		$534,694,958
Net Assets Consist of:
Paid-in capital		$438,894,228
Net unrealized appreciation of investments		71,663,704
Accumulated net realized gain on investments		18,433,442
Undistributed net investment income		5,703,584
TOTAL NET ASSETS		$534,694,958
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($150,854,206 ÷ 6,055,320 shares outstanding), no par value, unlimited shares authorized	$24.91
Offering price per share (100/94.50 of $24.91)	$26.36
Redemption proceeds per share	$24.91
Class C Shares:
Net asset value per share ($21,624,335 ÷ 890,400 shares outstanding), no par value, unlimited shares authorized	$24.29
Offering price per share	$24.29
Redemption proceeds per share (99.00/100 of $24.29)	$24.05
Class R Shares:
Net asset value per share ($8,431,470 ÷ 341,566 shares outstanding), no par value, unlimited shares authorized	$24.68
Offering price per share	$24.68
Redemption proceeds per share	$24.68
Institutional Shares:
Net asset value per share ($353,784,947 ÷ 14,146,925 shares outstanding), no par value, unlimited shares authorized	$25.01
Offering price per share	$25.01
Redemption proceeds per share	$25.01
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended September 30, 2013
Investment Income:
Dividends (including $16,345 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $164)			$11,552,959
Expenses:
Investment adviser fee (Note 5)		$3,627,106
Administrative fee (Note 5)		314,529
Custodian fees		34,747
Transfer agent fee (Note 2)		604,570
Directors'/Trustees' fees (Note 5)		1,935
Auditing fees		26,500
Legal fees		8,063
Portfolio accounting fees		120,432
Distribution services fee (Note 5)		167,754
Shareholder services fee (Note 5)		428,965
Account administration fee (Note 2)		896
Share registration costs		71,168
Printing and postage		40,573
Insurance premiums (Note 5)		4,528
Miscellaneous (Note 5)		4,817
TOTAL EXPENSES		5,456,583
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(367,147)
Waiver of distribution services fee (Note 5)	(14,902)
Reimbursement of shareholder services fee (Note 5)	(3,300)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(382,020)
TOTAL WAIVERS AND REIMBURSEMENTS		(767,369)
Net expenses			4,689,214
Net investment income			6,863,745
Realized and Unrealized Gain on Investments:
Net realized gain on investments			25,985,328
Net change in unrealized appreciation of investments			46,332,118
Net realized and unrealized gain on investments			72,317,446
Change in net assets resulting from operations			$79,181,191
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets
Year Ended September 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,863,745	$1,311,746
Net realized gain on investments	25,985,328	11,949,283
Net change in unrealized appreciation/depreciation of investments	46,332,118	49,497,646
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	79,181,191	62,758,675
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(944,237)	(211,814)
Class R Shares	(44,886)	(865)
Institutional Shares	(1,411,090)	(445,593)
Distributions from net realized gain on investments
Class A Shares	(6,889,870)	(1,575,530)
Class C Shares	(767,757)	(176,824)
Class R Shares	(254,343)	(3,376)
Institutional Shares	(7,518,512)	(1,226,903)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,830,695)	(3,640,905)
Share Transactions:
Proceeds from sale of shares	284,265,450	117,241,995
Net asset value of shares issued to shareholders in payment of distributions declared	16,072,999	3,229,715
Cost of shares redeemed	(137,981,830)	(81,905,657)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	162,356,619	38,566,053
Change in net assets	223,707,115	97,683,823
Net Assets:
Beginning of period	310,987,843	213,304,020
End of period (including undistributed net investment income of $5,703,584 and $1,232,261, respectively)	$534,694,958	$310,987,843
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
September 30, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters.The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“Trustees”).
■	● Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
20

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
21

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended September 30, 2013 transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$311,933	$(221,084)	$896
Class C Shares	40,506	(31,191)	—
Class R Shares	14,451	—	—
Institutional Shares	237,680	(129,745)	—
TOTAL	$604,570	$(382,020)	$896
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Annual Shareholder Report
22

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,024,909	$46,571,490	2,130,497	$42,972,243
Shares issued to shareholders in payment of distributions declared	369,463	7,512,524	93,153	1,755,973
Shares redeemed	(3,254,107)	(76,564,577)	(2,007,376)	(40,547,365)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(859,735)	$(22,480,563)	216,274	$4,180,851
Year Ended September 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	294,766	$6,663,861	267,938	$5,265,677
Shares issued to shareholders in payment of distributions declared	36,019	713,543	8,890	163,837
Shares redeemed	(206,205)	(4,590,417)	(262,572)	(5,177,994)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	124,580	$2,786,987	14,256	$251,520
Annual Shareholder Report
23

Year Ended September 30	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	413,094	$8,990,396	20,676	$417,662
Shares issued to shareholders in payment of distributions declared	14,452	292,054	92	1,745
Shares redeemed	(100,890)	(2,342,394)	(10,731)	(217,738)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	326,656	$6,940,056	10,037	$201,669
Year Ended September 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,404,918	$222,039,703	3,376,663	$68,586,413
Shares issued to shareholders in payment of distributions declared	370,032	7,554,878	68,844	1,308,160
Shares redeemed	(2,389,777)	(54,484,442)	(1,765,200)	(35,962,560)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,385,173	$175,110,139	1,680,307	$33,932,013
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,976,674	$162,356,619	1,920,874	$38,566,053
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for partnership income.
For the year ended September 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,791	$(7,791)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income[1]	$6,491,894	$658,272
Long-term capital gains	$11,338,801	$2,982,633
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report
24

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$15,902,125
Undistributed long-term capital gains	$10,498,099
Net unrealized appreciation	$69,400,506
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and REIT adjustments.
At September 30, 2013, the cost of investments for federal tax purposes was $466,670,602. The net unrealized appreciation of investments for federal tax purposes was $69,400,506. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,058,369 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,657,863.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2013, the Adviser voluntarily waived $350,078 of its fee. In addition, for the year ended September 30, 2013, an affiliate of the Adviser voluntarily reimbursed $382,020 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report
25

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2013, distribution service fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$137,951	$—
Class R Shares	29,803	(14,902)
TOTAL	$167,754	$(14,902)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2013, FSC retained $21,383 of fees paid by the Fund. For the year ended September 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2013, FSC retained $22,986 in sales charges from the sale of Class A Shares. FSC also retained $1,599 relating to redemptions of Class C Shares.
Annual Shareholder Report
26

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$382,981	$(3,300)
Class C Shares	45,984	—
TOTAL	$428,965	$(3,300)
For the year ended September 30, 2013, FSSC received $15,282 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.51% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report
27

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2013, the Adviser reimbursed $17,069. Transactions involving the affiliated holding during the year ended September 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2012	12,072,013
Purchases/Additions	309,264,151
Sales/Reductions	(301,320,893)
Balance of Shares Held 9/30/2013	20,015,271
Value	$20,015,271
Dividend Income	$16,345
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2013, were as follows:
Purchases	$525,283,405
Sales	$382,786,805
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2013, there were no outstanding loans. During the year ended September 30, 2013, the Fund did not utilize the LOC.
Annual Shareholder Report
28

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2013, there were no outstanding loans. During the year ended September 30, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended September 30, 2013, the amount of long-term capital gains designated by the Fund was $11,338,801.
For the fiscal year ended September 30, 2013, 66.4% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2013, 61.4% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report
29

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE Federated equity funds AND SHAREHOLDERS OF federated clover Small value fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Small Value Fund (the “Fund”), a portfolio of Federated Equity Funds as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Small Value Fund as of September 30, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 21, 2013
Annual Shareholder Report
30

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
31

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,064.50	$6.52
Class C Shares	$1,000	$1,060.70	$10.38
Class R Shares	$1,000	$1,063.30	$7.76
Institutional Shares	$1,000	$1,065.60	$5.23
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.75	$6.38
Class C Shares	$1,000	$1,014.99	$10.15
Class R Shares	$1,000	$1,017.55	$7.59
Institutional Shares	$1,000	$1,020.00	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.50%
Institutional Shares	1.01%
Annual Shareholder Report
32

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (have been previously appointed by the Board), and John S. Walsh.
33

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report
35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report
36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
37

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report
38

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen K. Gutch Birth Date: May 22, 1968 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: March 2009	Principal Occupations: Stephen K. Gutch has been the Fund's Portfolio Manager since March 2009. He is Vice President of the Trust with respect to the Fund. Mr. Gutch joined Federated in 2008 and is a Senior Vice President of the Fund's Adviser. Prior to joining Federated, Mr. Gutch was employed with Clover Capital Management, Inc. (“Clover”) where he served as Director of Research, overseeing the firm's portfolio management effort, and co-manager of Clover's small-cap value strategy. Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm's financial services hedge fund. Prior to this, Mr. Gutch managed the financial services portfolio of Fulcrum Investment Group, LLC in Chicago for five years. Mr. Gutch has received the Chartered Financial Analyst designation. He received his B.A. in Economics from the University of Rochester and his M.B.A. from the William E. Simon Graduate School of Business Administration from the University of Rochester.
Annual Shareholder Report
39

Evaluation and Approval of Advisory Contract–May 2013
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report
40

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
41

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
42

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Annual Shareholder Report
43

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
41198 (11/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2013
Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund
Successor to the Touchstone Value Opportunities Fund Established 1991

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2012 through September 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Clover Value Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended September 30, 2013, was 22.55% for Class A Shares, 21.70% for Class B Shares, 21.61% for Class C Shares, 22.32% for Class R Shares and 22.90% for Institutional Shares. The Russell 1000® Value Index (R1000V),1 a broad-based securities market index, returned 22.30% during the same period. The total return for the Morningstar Large Value Category Average (MLVCA),2 a peer group average for the Fund, was 21.16% during the same period. The Fund's and the MLVCA's total return for the most recent fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R1000V.
The Fund's investment strategy seeks to achieve capital appreciation through careful analysis and selection of individual stocks. For the 12-month reporting period, stock selection was the most significant factor affecting the Fund's performance relative to the R1000V.
The following discussion will focus on the performance of the Fund's Institutional Shares. The Fund's Institutional Shares outperformed the R1000V and MLVCA.
market overview
The markets continued their ascent over the past 12 months, with stocks surpassing their previous high water mark set in 2007. A year ago, the European debt crisis was high among investors' concerns, as the financial struggles of the region's countries and banking systems seemed to be spreading like a contagion. As the year progressed, the euro zone lumbered on under a cloud of uncertainty, but seemed to show early signs of stabilization. Economic progress here at home has been slow and steady, with the majority of data pointing to the positive side. The Federal Reserve's ongoing stimulus efforts have no doubt contributed to the stock market's results, and Ben Bernanke's indication that he will step down as Fed chairman in January has rendered U.S. monetary policy a topic of much speculation. The Fund's fiscal year coincides with that of the federal government, and the political wrangling between our leaders in Washington over the federal budget and deficit dominated headlines as the period came to a close. Despite these concerns, stock investors over the past year have been rewarded with strong absolute returns.
sTOCK sELECTION
Stock selection within the Energy and Industrials sectors paced the Fund's performance for the reporting period. Similar to the prior year, stock selection in each sector was the key driver of performance. McMoRan Exploration Co. was a standout performer in Energy, while the Fund's performance in the Industrials sector benefited from stocks such as Ingersoll-Rand PLC and Cummins Inc. Somewhat offsetting performance were the Fund's stock
Annual Shareholder Report
1

selections in the Healthcare and Information Technology sectors. Our holdings in Merck & Co., Inc. and Zoetis, Inc. held back the Healthcare sector's performance, while lagging performance in Microsoft Corporation and Broadridge Financial Solutions negatively affected the Information Technology sector.
The Fund concluded the fiscal year overweighted in Industrials, Information Technology and Healthcare relative to the benchmark and underweighted in Financials and Utilities. As always, these overweightings and underweightings are determined by our analysts' views of company-specific opportunities within their sectors of coverage and not macroeconomic or market-based forecasts. While the Fund's portfolio managers are cognizant of these factors that can affect the Fund's performance, the investment approach is primarily focused instead on adding value through vigorous, bottom-up, fundamental analysis in constructing a well-diversified portfolio.3
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the R1000V.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MLVCA.
3	Diversification does not assure a profit nor protect against loss. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Class B Shares, Class R Shares and Institutional Shares commenced operations on August 29, 2009. The Fund offers two other classes of shares: Class A Shares and Class C Shares. For the period prior to the commencement of operations of Class B Shares, Class R Shares and Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to Class B Shares and Class R Shares, the performance of Class A Shares has been adjusted to reflect the expenses applicable to each of those classes. In relation to Institutional Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares; however, the performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of Institutional Shares. Additionally, for both the Class R Shares and Institutional Shares, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Clover Value Fund (the “Fund”)2 from September 30, 2003 to September 30, 2013, compared to the Russell 1000® Value Index (R1000V)3 and Morningstar Large Value Category Average (MLVCA).4
Average Annual Total Returns for the Period Ended 9/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	15.81%	6.59%	7.98%
Class B Shares	16.20%	6.72%	7.96%
Class C Shares	20.61%	7.02%	7.83%
Class R Shares	22.32%	7.46%	8.16%
Institutional Shares	22.90%	8.05%	8.72%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

Growth of a $10,000 Investment–cLASS a SHARES
Growth of $10,000 as of September 30, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–cLASS B SHARES
Growth of $10,000 as of September 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report
4

Growth of a $10,000 Investment–cLASS C SHARES
Growth of $10,000 as of September 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Growth of a $10,000 Investment–cLASS R SHARES
Growth of $10,000 as of September 30, 2013
Annual Shareholder Report
5

Growth of a $10,000 Investment–iNSTITUTIONAL SHARES
Growth of $10,000 as of September 30, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000V and MLVCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Fund is the successor to Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to Clover Capital Multi Value Equity Common Fund, LLC, organized as a Delaware limited liability company only available to accredited investors. The Fund assumed the performance of the predecessor common fund. As a result of the reorganization on August 28, 2009, the Touchstone Value Opportunities Fund became the accounting survivor. The information presented above, for the periods prior to August 28, 2009, is historical information of Touchstone Value Opportunities Fund.
3	The R1000V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)
At September 30, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	19.0%
Energy	15.2%
Health Care	15.1%
Industrials	14.7%
Information Technology	12.0%
Consumer Discretionary	7.3%
Consumer Staples	5.1%
Materials	4.0%
Utilities	3.1%
Telecommunication Services	1.7%
Cash Equivalents[2]	2.9%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
September 30, 2013
Shares			Value
		COMMON STOCKS—97.2%
		Consumer Discretionary—7.3%
1,021,900	[1]	Liberty Interactive Corp.	$23,983,993
1,139,100	[1]	MGM Resorts International	23,283,204
538,600		Macy's, Inc.	23,305,222
		TOTAL	70,572,419
		Consumer Staples—5.1%
318,600		CVS Caremark Corp.	18,080,550
1,005,000		Kraft Foods, Inc.	31,577,100
		TOTAL	49,657,650
		Energy—15.2%
254,600		Anadarko Petroleum Corp.	23,675,254
159,500		Chevron Corp.	19,379,250
680,400		Halliburton Co.	32,761,260
731,200		Marathon Oil Corp.	25,504,256
768,800		Valero Energy Corp.	26,254,520
542,600		Williams Cos., Inc.	19,728,936
		TOTAL	147,303,476
		Financials—19.0%
1,026,400		American International Group, Inc.	49,913,832
352,400		Ameriprise Financial, Inc.	32,096,592
941,000		Citigroup, Inc.	45,647,910
1,131,019		Hartford Financial Services Group, Inc.	35,197,311
2,288,900		Regions Financial Corp.	21,195,214
		TOTAL	184,050,859
		Health Care—15.1%
775,700		Abbott Laboratories	25,745,483
365,200		Johnson & Johnson	31,659,188
2,137,552		Pfizer, Inc.	61,369,118
877,393		Zoetis, Inc.	27,304,470
		TOTAL	146,078,259
		Industrials—14.7%
302,200		Cummins, Inc.	40,153,314
502,000		Ingersoll-Rand PLC, Class A	32,599,880
1,970,500		Masco Corp.	41,932,240
456,300		Timken Co.	27,560,520
		TOTAL	142,245,954
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Information Technology—12.0%
1,787,600		Corning, Inc.	$26,081,084
848,500		Global Payments, Inc.	43,341,380
3,003,500		NVIDIA Corp.	46,734,460
		TOTAL	116,156,924
		Materials—4.0%
438,900		Axiall Corp.	16,586,031
308,700		LyondellBasell Industries NV	22,606,101
		TOTAL	39,192,132
		Telecommunication Services—1.7%
486,305		AT&T, Inc.	16,446,835
		Utilities—3.1%
345,100		Sempra Energy	29,540,560
		TOTAL COMMON STOCKS (IDENTIFIED COST $781,958,700)	941,245,068
		Investment CompanY—2.9%
27,629,338	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	27,629,338
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $809,588,038)[4]	968,874,406
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(640,337)
		TOTAL NET ASSETS—100%	$968,234,069
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $810,555,990.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$16.10	$12.57	$13.00	$12.61	$14.10
Income From Investment Operations:
Net investment income	0.14[2]	0.14[2]	0.11[2]	0.08[2]	0.18[2]
Net realized and unrealized gain (loss) on investments	3.47	3.44	(0.43)	0.39	(1.48)
TOTAL FROM INVESTMENT OPERATIONS	3.61	3.58	(0.32)	0.47	(1.30)
Less Distributions:
Distributions from net investment income	(0.15)	(0.14)	(0.11)	(0.08)	(0.19)
Return of capital	(0.00)[3,4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.14)	(0.11)	(0.08)	(0.19)
Regulatory Settlement Proceeds	0.01[5]	0.09[5]	—	—	—
Net Asset Value, End of Period	$19.57	$16.10	$12.57	$13.00	$12.61
Total Return[6]	22.55%[5]	29.28%[5]	(2.60)%	3.72%	(9.03)%
Ratios to Average Net Assets:
Net expenses	1.19%	1.19%[7]	1.19%[7]	1.19%[7]	1.19%[7]
Net investment income	0.81%	0.93%	0.76%	0.63%	1.70%
Expense waiver/reimbursement[8]	0.11%	0.14%	0.16%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$664,588	$614,914	$518,057	$575,762	$707,934
Portfolio turnover	81%	63%	98%	76%	73%
1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19%, 1.19%, 1.19% and 1.19%, for the years ended September 30, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,				Period Ended 9/30/2009[1]
	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.03	$12.52	$12.96	$12.59	$12.26
Income From Investment Operations:
Net investment income (loss)	0.01[2]	0.03[2]	0.00[2,3]	(0.01)[2]	(0.00)[2,3]
Net realized and unrealized gain (loss) on investments	3.45	3.42	(0.43)	0.38	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.46	3.45	(0.43)	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[3]	—
Return of capital	(0.00)[3,4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.02)	(0.03)	(0.01)	(0.00)[3]	—
Regulatory Settlement Proceeds	0.01[5]	0.09[5]	—	—	—
Net Asset Value, End of Period	$19.48	$16.03	$12.52	$12.96	$12.59
Total Return[6]	21.70%[5]	28.29%[5]	(3.30)%	2.96%	2.69%
Ratios to Average Net Assets:
Net expenses	1.92%	1.92%[7]	1.92%[7]	1.92%[7]	1.92%[7,8]
Net investment income (loss)	0.08%	0.19%	0.03%	(0.11)%	(0.23)%[8]
Expense waiver/reimbursement[9]	0.26%	0.30%	0.30%	0.36%	0.69%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,452	$33,658	$39,973	$57,625	$79,164
Portfolio turnover	81%	63%	98%	76%	73%[10]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92% and 1.92% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$16.06	$12.54	$12.98	$12.61	$14.10
Income From Investment Operations:
Net investment income (loss)	0.01[2]	0.03[2]	0.00[2,3]	(0.01)[2]	0.09[2]
Net realized and unrealized gain (loss) on investments	3.45	3.43	(0.42)	0.38	(1.47)
TOTAL FROM INVESTMENT OPERATIONS	3.46	3.46	(0.42)	0.37	(1.38)
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.00)[3]	(0.11)
Return of capital	(0.00)[3,4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.03)	(0.03)	(0.02)	(0.00)[3]	(0.11)
Regulatory Settlement Proceeds	0.01[5]	0.09[5]	—	—	—
Net Asset Value, End of Period	$19.50	$16.06	$12.54	$12.98	$12.61
Total Return[6]	21.61%[5]	28.34%[5]	(3.29)%	2.95%	(9.67)%
Ratios to Average Net Assets:
Net expenses	1.92%	1.92%[7]	1.92%[7]	1.92%[7]	1.94%[7]
Net investment income (loss)	0.08%	0.19%	0.03%	(0.11)%	0.84%
Expense waiver/reimbursement[8]	0.16%	0.19%	0.21%	0.26%	0.67%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,237	$37,331	$33,947	$38,708	$39,007
Portfolio turnover	81%	63%	98%	76%	73%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents return of capital for federal income tax purposes.
5	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92% and 1.94% for the years ended September 30, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,				Period Ended 9/30/2009[1]
	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.11	$12.57	$13.01	$12.62	$12.29
Income From Investment Operations:
Net investment income	0.11[2]	0.10[2]	0.07[2]	0.02[2]	0.00[2,3]
Net realized and unrealized gain (loss) on investments	3.46	3.46	(0.44)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.57	3.56	(0.37)	0.41	0.33
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.07)	(0.02)	—
Return of capital	(0.00)[3,4]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.11)	(0.11)	(0.07)	(0.02)	—
Regulatory Settlement Proceeds	0.01[5]	0.09[5]	—	—	—
Net Asset Value, End of Period	$19.58	$16.11	$12.57	$13.01	$12.62
Total Return[6]	22.32%[5]	29.07%[5]	(2.92)%	3.22%	2.69%
Ratios to Average Net Assets:
Net expenses	1.38%	1.42%[7]	1.46%[7]	1.67%[7]	1.67%[7,8]
Net investment income	0.62%	0.70%	0.49%	0.14%	0.04%[8]
Expense waiver/reimbursement[9]	0.29%	0.31%	0.30%	0.13%	0.55%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,706	$20,830	$16,169	$14,733	$12,462
Portfolio turnover	81%	63%	98%	76%	73%[10]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.42%, 1.46%, 1.67% and 1.67% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,				Period Ended 9/30/2009[1]
	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.12	$12.58	$13.02	$12.63	$12.29
Income From Investment Operations:
Net investment income	0.19[2]	0.18[2]	0.15[2]	0.11[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	3.47	3.45	(0.45)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.66	3.63	(0.30)	0.50	0.34
Less Distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.14)	(0.11)	—
Return of capital	(0.01)[3]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.18)	(0.14)	(0.11)	—
Regulatory Settlement Proceeds	0.01[4]	0.09[4]	—	—	—
Net Asset Value, End of Period	$19.60	$16.12	$12.58	$13.02	$12.63
Total Return[5]	22.90%[4]	29.66%[4]	(2.42)%	4.00%	2.77%
Ratios to Average Net Assets:
Net expenses	0.94%	0.94%[6]	0.94%[6]	0.94%[6]	0.94%[6,7]
Net investment income	1.06%	1.18%	1.02%	0.87%	0.54%[7]
Expense waiver/reimbursement[8]	0.04%	0.06%	0.09%	0.13%	0.44%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$204,251	$174,998	$166,009	$143,281	$12,033
Portfolio turnover	81%	63%	98%	76%	73%[9]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93%, 0.93%, 0.93% and 0.94% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
September 30, 2013
Assets:
Total investment in securities, at value including $27,629,338 of investment in an affiliated holding (Note 5) (identified cost $809,588,038)		$968,874,406
Income receivable		908,249
Receivable for shares sold		379,312
TOTAL ASSETS		970,161,967
Liabilities:
Payable for shares redeemed	$1,249,168
Payable for transfer agent fee (Note 2)	303,485
Payable for Directors'/Trustees' fees (Note 5)	657
Payable for distribution services fee (Note 5)	51,480
Payable for shareholder services fee (Note 5)	252,109
Accrued expenses (Note 5)	70,999
TOTAL LIABILITIES		1,927,898
Net assets for 49,474,034 shares outstanding		$968,234,069
Net Assets Consist of:
Paid-in capital		$1,077,523,783
Net unrealized appreciation of investments		159,286,368
Accumulated net realized loss on investments		(268,817,042)
Undistributed net investment income		240,960
TOTAL NET ASSETS		$968,234,069
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($664,587,597 ÷ 33,956,543 shares outstanding), no par value, unlimited shares authorized	$19.57
Offering price per share (100/94.50 of $19.57)	$20.71
Redemption proceeds per share	$19.57
Class B Shares:
Net asset value per share ($33,451,712 ÷ 1,717,413 shares outstanding), no par value, unlimited shares authorized	$19.48
Offering price per share	$19.48
Redemption proceeds per share (94.50/100 of $19.48)	$18.41
Class C Shares:
Net asset value per share ($41,237,360 ÷ 2,114,542 shares outstanding), no par value, unlimited shares authorized	$19.50
Offering price per share	$19.50
Redemption proceeds per share (99.00/100 of $19.50)	$19.31
Class R Shares:
Net asset value per share ($24,706,221 ÷ 1,262,061 shares outstanding), no par value, unlimited shares authorized	$19.58
Offering price per share	$19.58
Redemption proceeds per share	$19.58
Institutional Shares:
Net asset value per share ($204,251,179 ÷ 10,423,475 shares outstanding), no par value, unlimited shares authorized	$19.60
Offering price per share	$19.60
Redemption proceeds per share	$19.60
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended September 30, 2013
Investment Income:
Dividends (including $33,324 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $46,305)			$18,696,261
Expenses:
Investment adviser fee (Note 5)		$7,009,466
Administrative fee (Note 5)		729,378
Custodian fees		34,059
Transfer agent fee (Note 2)		1,650,254
Directors'/Trustees' fees (Note 5)		4,686
Auditing fees		26,500
Legal fees		5,945
Portfolio accounting fees		164,102
Distribution services fee (Note 5)		665,356
Shareholder services fee (Note 5)		1,799,333
Account administration fee (Note 2)		4,864
Share registration costs		77,855
Printing and postage		104,806
Insurance premiums (Note 5)		5,565
Miscellaneous (Note 5)		8,181
TOTAL EXPENSES		12,290,350
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(359,107)
Waiver of distribution services fee (Note 5)	(56,474)
Reimbursement of transfer agent fee (Note 2 and Note 5)	(613,732)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,029,313)
Net expenses			11,261,037
Net investment income			7,435,224
Realized and Unrealized Gain on Investments:
Net realized gain on investments			121,004,127
Net change in unrealized appreciation of investments			59,365,663
Net realized and unrealized gain on investments			180,369,790
Change in net assets resulting from operations			$187,805,014
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets
Year Ended September 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,435,224	$7,977,435
Net realized gain on investments	121,004,127	64,094,743
Net change in unrealized appreciation/depreciation of investments	59,365,663	141,469,526
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	187,805,014	213,541,704
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,073,800)	(5,620,496)
Class B Shares	(46,320)	(77,902)
Class C Shares	(57,584)	(79,427)
Class R Shares	(137,804)	(139,634)
Institutional Shares	(1,968,137)	(2,122,694)
Return of capital
Class A Shares	(126,536)	—
Class B Shares	(77)	—
Class C Shares	(105)	—
Class R Shares	(3,366)	—
Institutional Shares	(52,873)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,466,602)	(8,040,153)
Share Transactions:
Proceeds from sale of shares	80,610,093	83,017,504
Net asset value of shares issued to shareholders in payment of distributions declared	6,749,775	7,133,850
Cost of shares redeemed	(181,455,378)	(192,598,072)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(94,095,510)	(102,446,718)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	260,917	4,520,815
Change in net assets	86,503,819	107,575,648
Net Assets:
Beginning of period	881,730,250	774,154,602
End of period (including undistributed net investment income of $240,960 and $233,809, respectively)	$968,234,069	$881,730,250
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
September 30, 2013
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
20

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
21

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. GAAP requires that distributions in excess of tax basis earnings and profits be reported in these financial statements as a return of capital. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended September 30, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$1,199,734	$(491,181)	$3,077
Class B Shares	105,754	(75,547)	—
Class C Shares	82,499	(47,004)	1,787
Class R Shares	66,376	—	—
Institutional Shares	195,891	—	—
TOTAL	$1,650,254	$(613,732)	$4,864
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Annual Shareholder Report
22

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,584,408	$46,539,505	3,488,351	$51,659,752
Shares issued to shareholders in payment of distributions declared	266,288	4,708,104	335,028	5,089,316
Shares redeemed	(7,081,397)	(126,929,681)	(6,849,315)	(102,751,558)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,230,701)	$(75,682,072)	(3,025,936)	$(46,002,490)
Year Ended September 30	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	337,868	$6,055,790	270,830	$4,035,445
Shares issued to shareholders in payment of distributions declared	2,733	44,302	5,025	73,815
Shares redeemed	(722,276)	(12,837,879)	(1,370,354)	(20,414,690)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(381,675)	$(6,737,787)	(1,094,499)	$(16,305,430)
Annual Shareholder Report
23

Year Ended September 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	300,334	$5,371,487	351,588	$5,238,289
Shares issued to shareholders in payment of distributions declared	3,144	51,057	4,714	69,626
Shares redeemed	(514,014)	(9,225,237)	(739,386)	(10,998,680)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(210,536)	$(3,802,693)	(383,084)	$(5,690,765)
Year Ended September 30	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	371,348	$6,687,768	445,827	$6,713,739
Shares issued to shareholders in payment of distributions declared	7,904	139,635	9,038	137,148
Shares redeemed	(410,382)	(7,290,612)	(447,517)	(6,717,932)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(31,130)	$(463,209)	7,348	$132,955
Year Ended September 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	880,035	$15,955,543	1,011,945	$15,370,279
Shares issued to shareholders in payment of distributions declared	101,198	1,806,677	115,719	1,763,945
Shares redeemed	(1,412,202)	(25,171,969)	(3,464,512)	(51,715,212)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(430,969)	$(7,409,749)	(2,336,848)	$(34,580,988)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,285,011)	$(94,095,510)	(6,833,019)	$(102,446,718)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for return of capital distributions and regulatory settlement proceeds.
For the year ended September 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(448,799)	$38,529	$410,270
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report
24

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$7,283,645	$8,040,153
Return of capital	$182,957	—
As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$158,318,416
Capital loss carryforwards	$(267,608,130)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and return of capital distributions.
At September 30, 2013, the cost of investments for federal tax purposes was $810,555,990. The net unrealized appreciation of investments for federal tax purposes was $158,318,416. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,066,063 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,747,647.
At September 30, 2013, the Fund had a capital loss carryforward of $267,608,130 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$98,680,626	NA	$98,680,626
2016	$125,794,854	NA	$125,794,854
2017	$30,314,241	NA	$30,314,241
2018	$12,818,409	NA	$12,818,409
The Fund used capital loss carryforwards of $119,984,913 to offset capital gains realized during the year ended September 30, 2013.
Annual Shareholder Report
25

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2013, the Adviser voluntarily waived $324,128 of its fee. In addition, for the year ended September 30, 2013, an affiliate of the Adviser reimbursed $613,732 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Annual Shareholder Report
26

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$253,506	$—
Class C Shares	298,901	—
Class R Shares	112,949	(56,474)
TOTAL	$665,356	$(56,474)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2013, FSC retained $111,832 of fees paid by the Fund. For the year ended September 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2013, FSC retained $46,538 in sales charges from the sale of Class A Shares. FSC also retained $34,805 and $738 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,616,985
Class B Shares	84,502
Class C Shares	97,846
TOTAL	$1,799,333
For the year ended September 30, 2013, FSSC received $359,168 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the
Annual Shareholder Report
27

voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended September 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $5,872,174, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2013, the Adviser reimbursed $34,979. Transactions involving the affiliated holding during the year ended September 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2012	26,869,069
Purchases/Additions	418,671,200
Sales/Reductions	(417,910,931)
Balance of Shares Held 9/30/2013	27,629,338
Value	$27,629,338
Dividend Income	$33,324
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2013, were as follows:
Purchases	$725,888,181
Sales	$819,511,997
Annual Shareholder Report
28

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2013, there were no outstanding loans. During the year ended September 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2013, there were no outstanding loans. During the year ended September 30, 2013, the program was not utilized.
9. REGULATORY SETTLEMENT PROCEEDS
On September 9, 2013 and June 12, 2012, the Fund received distributions of $260,917 and $2,659,457, respectively, representing residual distributions from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. Additionally, during the year ended September 30, 2012, the Fund received $1,861,358 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of investment companies. These settlements were recorded as an increase to paid-in capital.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2013, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2013, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report
29

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE Federated equity funds AND SHAREHOLDERS OF federated clover value fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Value Fund (the “Fund”), a portfolio of Federated Equity Funds as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Value Fund as of September 30, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 21, 2013
Annual Shareholder Report
30

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
31

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,077.40	$6.20
Class B Shares	$1,000	$1,073.90	$9.98
Class C Shares	$1,000	$1,073.20	$9.98
Class R Shares	$1,000	$1,077.10	$7.08
Institutional Shares	$1,000	$1,079.20	$4.90
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$6.02
Class B Shares	$1,000	$1,015.44	$9.70
Class C Shares	$1,000	$1,015.44	$9.70
Class R Shares	$1,000	$1,018.25	$6.88
Institutional Shares	$1,000	$1,020.36	$4.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.36%
Institutional Shares	0.94%
Annual Shareholder Report
32

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (have been previously appointed by the Board), and John S. Walsh.
33

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report
34

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report
35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report
36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
37

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Annual Shareholder Report
38

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Stephen K. Gutch Birth Date: May 22, 1968 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: May 2009	Principal Occupations: Stephen K. Gutch has been the Fund's Portfolio Manager since May 2009. He is Vice President of the Trust with respect to the Fund. Mr. Gutch joined Federated in 2008 and is a Senior Vice President of the Fund's Adviser. Prior to joining Federated, Mr. Gutch was employed with Clover Capital Management, Inc. (“Clover”) where he served as Director of Research, overseeing the firm's portfolio management effort, and co-manager of Clover's small-cap value strategy. Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm's financial services hedge fund. Prior to this, Mr. Gutch managed the financial services portfolio of Fulcrum Investment Group, LLC in Chicago for five years. Mr. Gutch has received the Chartered Financial Analyst designation. He received his B.A. in Economics from the University of Rochester and his M.B.A. from the William E. Simon Graduate School of Business Administration from the University of Rochester.
Annual Shareholder Report
39

Evaluation and Approval of Advisory Contract–May 2013
Federated Clover Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report
40

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
41

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report
42

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Annual Shareholder Report
43

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214
41200 (11/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2013
Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2012 through September 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Prudent Bear Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended September 30, 2013, was -21.66% for Class A Shares, -22.09% for Class C Shares and -21.22% for Institutional Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 a broad-based securities market index, was 19.33% for the same period. The total return for the Fund's market benchmark, the S&P 500 Inverse Daily Index (S& P 500 Inverse),2 was -17.09% for the same period. The total return of the Morningstar Bear Market Funds Category Average (MBMFCA),3 a peer group average for the Fund, was -27.36%. The Fund's and MBMFCA's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
Integral to the mandate of providing a reliable market hedge while also managing risk prudently, the Fund managers' increase Fund short exposure when they gauge the market environment is more favorable for shorting and reduce short positions when the environment is viewed as less favorable.4 Unprecedented policy measures and the resulting “risk on, risk off” market dynamic created extraordinary challenges in gauging a highly unstable backdrop. A major market advance, along with huge declines in metals stocks, hurt performance during the reporting period. The Fund's investment strategy focused on positioning and strategy and the performance of gold5 equities during the reporting period. These were the most significant factors affecting Fund performance relative to the S&P 500 Inverse.
The following discussion will focus on the performance of the Fund's Institutional Shares. The Fund's Institutional Shares outperformed the MBMFCA and underperformed the S&P 500 Inverse.
MARKET OVERVIEW
The 12-month reporting period provided a continuation of extraordinary global market, policymaking and economic backdrops. The market environment was dominated by the implementation of aggressive experimental measures by the world's major central banks. The European Central Bank's promise to backstop troubled sovereign borrowers stabilized Europe's debt crisis. The Federal Reserve (the Fed) and Bank of Japan (BOJ) moved forward with unprecedented non-crisis period liquidity measures. During the reporting period, Fed holdings expanded by about $925 billion, or 34%, while the BOJ commenced an only somewhat smaller quantitative easing (QE) program.
The effects from this global liquidity onslaught were dramatic. During the 12-month reporting period, Japan's Nikkei-225 Stock Average, a price-weighted index comprised of Japan's top 225 blue-chip companies on the Tokyo Stock Exchange, returned 65.63%. Despite generally weak economic performance, an increasingly speculative backdrop for U.S. equities saw the
Annual Shareholder Report

broader market significantly outperform the S&P 500. The S&P 400 Mid-Cap Index, a value weighted index, returned 27.61%, and the small-cap Russell 2000 Index, a weighted average market capitalization index for small companies, returned 30.07%. Emblematic of the exceptional performance of popularly shorted stocks, the Goldman Sachs Most Short Index jumped 39.57% during the reporting period.
Early in the reporting period, QE exuberance and a torrent of destabilizing “hot money” pushed the emerging markets (EM) to dangerous extremes. EM fortunes reversed course in early calendar 2013, with crisis conditions erupting during May and June. “Developing” central bank selling of international reserves to support faltering currencies likely contributed to the global rise in sovereign bond yields. EM turmoil triggered global risk aversion and market instability, including problematic outflows from U.S. bond, municipal debt and exchange-traded funds. Fed taper deferral spurred major U.S. stock indices to record highs in September.
POSITIONING AND STRATEGY
The underperformance of the Fund's Institutional Shares versus the S&P 500 Inverse (the inverse of the total return of the S&P 500) for the reporting period was primarily due to the exceptionally unfavorable environment for shorting stocks, along with the collapse of precious metals equities. It remained a challenging backdrop for the Fund managers to implement their risk-based, reliable market hedge strategy.
Total net short exposure varied between 80% and 90% throughout most the reporting period, while the overall composition of short exposure was managed prudently. Stock picking on the short side remained difficult. For the most part, a speculative marketplace was content to look past deteriorating fundamentals. This dictated tight risk control for individual company short exposures. Efforts to avoid “short squeezes” mitigated Fund losses.
The Fund commenced the reporting period positioned defensively. At about 81.5%, net short exposure was below the mid-point of the typical range of between 70% and 100% short. Reflecting the Fund managers' view of an unfavorable environment for shorting individual stocks, the S&P 500 Index short position began the reporting period at an atypically high 55.3% of Fund assets.
Seeing heightened market vulnerability and confirmation of their bearish thesis, the Fund managers moved in June to increase net short exposure above 90%. The actively managed portfolio was increased meaningfully. In particular, exposure was added to companies and sectors the Fund managers believed would suffer from deteriorating EM prospects. Stock selection benefitted Fund performance in June. When Fed and Chinese officials retreated from talk of lessening accommodation, the managers reduced EM shorts and took a more cautious approach with short exposure overall. The Fund ended the reporting period with net short exposure at 85.5%.
Annual Shareholder Report

It is the Fund managers' view that global central bank monetary stimulus spurred destabilizing excess throughout global risk markets. Moreover, the Fed's unprecedented non-crisis QE measures pushed the U.S. equities bubble to dangerous extremes. In the Fund managers' view, this increased the likelihood of bipolar market outcomes: either the bubble bursts with major downside potential, or central bank liquidity exacerbates the speculative backdrop.
The Fund managers noted that policy stimulus continued to exert greater impact on global securities' prices than upon economies, widening the chasm between global markets and economic prospects. The Fund management team continued to have confidence in their bubble thesis. As such, the management team remained determined to work diligently both to manage through unusual challenges and to capitalize on perceived extraordinary market opportunities.
performance of gold equities
Losses on the Fund's gold equities holdings had a negative impact on performance, although losses were mitigated by generally defensive positioning. With bullion down $443, or 25.0%, during the reporting period, the NYSE Arca Gold Bugs (“HUI”) Index, a modified equal dollar-weighted index of companies involved in gold mining, returned -54.45%. The Fund's gold equities did outperform the HUI. The Fund began the reporting period with a 4.2% gold equities allocation, near the low end of the typical range, and ended the period at 3.8%.
1	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500.
2	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Inverse.
3	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MBMFCA.
4	The Fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. The Fund may also use options and futures contracts, which have risks associated with unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. However, a mutual fund investor's risk is limited to the amount of investment in a mutual fund. The Fund may also hold restricted securities purchased through private placements. Such securities may be difficult to sell without experiencing delays or additional costs. Please see the Prospectus for further details. Considering the increased risks, the Fund may not be suitable for all investors.
5	Investments in gold and precious metals are subject to additional risks such as the possibility of substantial price fluctuations over a short period of time.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT1
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund (the “Fund”) from September 30, 2003 to September 30, 2013, compared to the Standard & Poor's 500 Index (S& P 500),3 S&P 500 Inverse Daily Index (S&P 500 Inverse)3 and the Morningstar Bear Market Funds Category Average (MBMFCA).4
Average Annual Total Returns for the Period Ended 9/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #2)
Share Class	1 Year	5 Years	10 Years
Class A Shares	-26.01%	-13.56%	-5.87%
Class C Shares	-22.87%	-13.19%	-6.02%
Institutional Shares	-21.22%	-12.34%	-5.20%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–class a shares
Growth of $10,000 as of September 30, 2013
Growth of a $10,000 Investment–class C shares
Growth of $10,000 as of September 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Annual Shareholder Report

Growth of a $10,000 Investment–Institutional shares
Growth of $10,000 as of September 30, 2013
1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above for periods prior to December 5, 2008, for Class A Shares and Institutional Shares is historical information for the No Load Shares of Prudent Bear Fund. The information presented above for periods prior to December 5, 2008, for Class C Shares is historical information for the Class C Shares of Prudent Bear Fund. Effective December 8, 2008, a maximum sales charge of 5.50% for newly purchased Class A Shares was implemented. The line graphs above reflect any front-end sales charges, as applicable, as of the date of the initial investment. The Average Annual Total Returns reflect the current sales charges applicable to each class.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% is effective for newly purchased shares beginning on December 8, 2008; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 500 Inverse is designed to provide the inverse performance of the S&P 500, representing a short position in the index. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the MBMFCA include bear-market portfolios that invest in short positions and derivatives in order to profit from stocks that drop in price. Because these portfolios often have extensive holdings in shorts or puts, their returns generally move in the opposite direction of the benchmark index. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At September 30, 2013, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(48.3)%
Derivative Contracts—Short (notional value)[1]	(32.5)%
U.S. Treasury Securities	36.6%
U.S. Treasury Securities held as Collateral for Securities Sold Short	29.1%
Common Stocks	3.8%
Other Securities[2]	0.6%
Cash Equivalents[3]	29.5%
Adjustment for Derivative Contracts (notional value)[1]	32.7%
Collateral on Deposit for Securities Sold Short	46.0%
Other Assets and Liabilities—Net[4]	2.5%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At September 30, 2013, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Consumer Discretionary	19.4%
Broad Equity Index	15.7%
Consumer Staples	15.4%
Financials	13.1%
Information Technology	12.2%
Health Care	11.9%
Industrials	7.6%
Materials	2.1%
Utilities	1.6%
Telecommunication Services	1.0%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
Annual Shareholder Report

Portfolio of Investments
September 30, 2013
Shares or Principal Amount			Value
		COMMON STOCKS—3.8%
		Energy—0.6%
200,000	[1]	BNK Petroleum, Inc.	$236,882
90,000	[1]	Coastal Energy Co.	1,657,492
30,000		Crescent Point Energy Corp.	1,135,867
500,000	[1]	Cub Energy, Inc.	123,780
40,000		Paramount Resources Ltd.	1,396,826
		TOTAL	4,550,847
		Materials—3.2%
3,500,000	[1]	Abacus Mining & Exploration Corp.	373,768
32,400		Agnico Eagle Mines Ltd.	857,628
12,662		Agnico Eagle Mines Ltd.	335,342
80,000		Alamos Gold, Inc.	1,242,658
499,500	[1]	Corvus Gold, Inc.	577,064
55,000	[1]	Detour Gold Corp.	466,142
419,396	[1]	Duluth Metals Ltd.	480,450
165,000	[1]	Dundee Precious Metals, Inc.	913,062
25,000		Franco-Nevada Corp.	1,134,168
57,100		Goldcorp, Inc., Class A	1,485,171
800,000	[1]	Gryphon Minerals Ltd.	109,295
115,000		IAMGOLD Corp.	549,294
91,850	[1]	Imperial Metals Corp.	1,105,713
55,000	[1]	Kennady Diamonds, Inc.	267,511
200,000	[1]	Lydian International Ltd.	130,091
675,000	[1]	MacArthur Minerals Ltd.	106,488
75,000	[1]	Mag Silver Corp.	442,697
340,000		Medusa Mining Ltd.	707,838
240,833	[1]	Mountain Province Diamonds, Inc.	1,278,925
125,000	[1]	New Gold, Inc.	747,500
22,600		Newmont Mining Corp.	635,060
270,000	[1]	Osisko Mining Corp.	1,365,662
400,000		Panoramic Resources Ltd.	102,139
155,000	[1]	Pretium Resources, Inc.	1,069,900
507,166	[1]	Rackla Metals, Inc.	14,771
1,521,500	[1]	Radius Gold, Inc.	158,790
1,000,000	[1]	Romarco Minerals, Inc.	378,622
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
12,500		Royal Gold, Inc.	$608,250
47,002		Silver Wheaton Corp.	1,164,498
800,000	[1]	Trevali Mining Corp.	667,929
100,000	[1]	Virginia Mines, Inc.	996,068
127,000		Yamana Gold, Inc.	1,320,800
		TOTAL	21,793,294
		TOTAL COMMON STOCKS (IDENTIFIED COST $39,774,395)	26,344,141
		WARRANTS—0.0%
		Materials—0.0%
15,625	[1]	Pan American Silver Corp., Warrants	2,653
56,471	[1]	Pan American Silver Corp., Warrants	2,665
		TOTAL WARRANTS (IDENTIFIED COST $578,135)	5,318
		U.S. TREASURY—65.7%
		U.S. Treasury Notes—65.7%
100,000,000		United States Treasury Note, 0.250%, 10/31/2013	100,011,210
200,000,000	[2]	United States Treasury Note, 0.125%, 12/31/2013	200,015,620
150,000,000		United States Treasury Note, 4.000%, 2/15/2014	152,199,465
		TOTAL U.S. TREASURY (IDENTIFIED COST $452,239,202)	452,226,295
		PURCHASED PUT Options—0.6%
1,600	[1]	Boeing Co., Strike Price $85.00, Expiration Date 1/18/2014	72,000
4,300	[1]	Citigroup, Inc., Strike Price $45.00, Expiration Date 12/21/2013	438,600
2,200	[1]	Consumer Discretionary Select, Strike Price $55.00, Expiration Date 12/21/2013	105,600
7,900	[1]	General Electric Co., Strike Price $20.00, Expiration Date 12/21/2013	79,000
2,800	[1]	General Motors Co., Strike Price $30.00, Expiration Date 1/18/2014	141,400
300	[1]	General Motors Co., Strike Price $35.00, Expiration Date 1/18/2014	53,250
1,450	[1]	Goldman Sachs Group, Inc., Strike Price $140.00, Expiration Date 1/18/2014	432,100
1,500	[1]	iShares Russell 2000 Index Fund, Strike Price $87.00, Expiration Date 12/31/2013	67,500
4,000	[1]	iShares Russell 2000 Index Fund, Strike Price $92.00, Expiration Date 1/18/2014	408,000
5,150	[1]	JPMorgan Chase & Co., Strike Price $46.00, Expiration Date 12/21/2013	290,975
6,400	[1]	Micron Technology, Inc., Strike Price $11.00, Expiration Date 1/18/2014	112,000
Annual Shareholder Report

Shares or Principal Amount			Value
		PURCHASED PUT Options—continued
1,800	[1]	Moody's Corp., Strike Price $55.00, Expiration Date 1/18/2014	$122,400
10,500	[1]	Morgan Stanley, Strike Price $21.00, Expiration Date 1/18/2014	257,250
3,300	[1]	SPDR S&P 500 ETF Trust, Strike Price $146.00, Expiration Date 12/21/2013	234,300
4,500	[1]	SPDR S&P 500 ETF Trust, Strike Price $150.00, Expiration Date 12/21/2013	450,000
1,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $150.00, Expiration Date 3/22/2014	259,500
2,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $155.00, Expiration Date 3/22/2014	701,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $10,585,898)	4,224,875
		Investment CompanY—29.5%
202,709,675	[3,4]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00%(AT NET ASSET VALUE)	202,709,675
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $705,887,305)[5]	685,510,304
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	2,927,993
		TOTAL NET ASSETS—100%	$688,438,297
SECURITIES SOLD SHORT
Shares		Value
19,000	3M Co.	$2,268,790
24,000	Accenture PLC	1,767,360
33,000	Adtran, Inc.	879,120
420,000	Alcoa, Inc.	3,410,400
595,000	Amex Financial Select Standard & Poor Depository Receipt	11,852,400
44,000	Analog Devices, Inc.	2,070,200
253,000	ArcelorMittal	3,458,510
21,000	Arrow Electronics, Inc.	1,019,130
100,000	AT&T, Inc.	3,382,000
17,000	Autodesk, Inc.	699,890
25,000	Avnet, Inc.	1,042,750
72,000	Barclays PLC, ADR	1,226,880
51,000	Baxter International, Inc.	3,350,190
118,000	Brinker International, Inc.	4,782,540
158,000	Campbell Soup Co.	6,432,180
210,000	Carnival Corp.	6,854,400
42,000	Caterpillar, Inc.	3,501,540
Annual Shareholder Report

Shares		Value
102,000	Charles Schwab Corp.	$2,156,280
18,000	Check Point Software Technologies Ltd.	1,018,080
74,000	Cisco Systems, Inc.	1,733,080
25,000	Citrix Systems, Inc.	1,765,250
40,000	Clorox Co.	3,268,800
85,000	Companhia de Bebidas das Americas (AmBev), ADR	3,259,750
140,000	Corning, Inc.	2,042,600
46,500	Credicorp Ltd.	5,973,390
72,000	Darden Restaurants, Inc.	3,332,880
86,000	DDR Corp.	1,351,060
41,000	Deere & Co.	3,336,990
77,000	Dr. Pepper Snapple Group, Inc.	3,451,140
66,000	Eli Lilly & Co.	3,321,780
185,000	Exelon Corp.	5,483,400
33,000	Expeditors International Washington, Inc.	1,453,980
11,000	F5 Networks, Inc.	943,360
73,000	Fastenal Co.	3,668,250
9,500	FedEx Corp.	1,084,045
112,000	Flextronics International Ltd.	1,018,080
79,000	Gap (The), Inc.	3,182,120
135,000	General Mills, Inc.	6,469,200
253,000	Grupo Financiero Santander Mexico SAB de CV, ADR	3,496,460
74,000	Hasbro, Inc.	3,488,360
38,000	HCA, Inc.	1,624,500
65,000	Hewlett-Packard Co.	1,363,700
68,000	Hologic, Inc.	1,404,200
122,000	Host Marriott Corp.	2,155,740
13,000	IBM Corp.	2,407,340
17,800	Intuitive Surgical, Inc.	6,697,606
106,000	JPMorgan Chase & Co.	5,479,140
48,000	Jabil Circuit, Inc.	1,040,640
121,000	Juniper Networks, Inc.	2,403,060
114,000	Kellogg Co.	6,695,220
80,000	Kimberly-Clark Corp.	7,537,600
41,000	Kohl's Corp.	2,121,750
25,000	L Brands, Inc.	1,527,500
131,000	Macy's, Inc.	5,668,370
45,000	Market Vectors Semiconductor ETF	1,795,950
133,000	Mattel, Inc.	5,567,380
73,000	McDonald's Corp.	7,023,330
65,000	Medtronic, Inc.	3,461,250
Annual Shareholder Report

Shares		Value
50,000	Microsoft Corp.	$1,665,500
32,000	Mindray Medical International Ltd., ADR	1,244,480
93,000	Nordstrom, Inc.	5,226,600
56,000	Norwegian Cruise Line Holdings Ltd.	1,727,600
30,000	Oracle Corp.	995,100
90,000	PACCAR, Inc.	5,009,400
131,000	Pfizer, Inc.	3,761,010
153,000	Polycom, Inc.	1,670,760
37,000	ProLogis, Inc.	1,391,940
31,000	Qualcomm, Inc.	2,088,160
180,000	Royal Caribbean Cruises Ltd.	6,890,400
28,000	SAP AG, ADR	2,069,760
22,500	Simon Property Group, Inc.	3,335,175
66,000	Skyworks Solutions, Inc.	1,639,440
310,000	SPDR S&P 500 ETF Trust	52,111,000
211,000	Sysco Corp.	6,716,130
102,000	Taiwan Semiconductor Manufacturing Co., ADR	1,729,920
111,000	Target Corp.	7,101,780
53,000	Taubman Centers, Inc.	3,567,430
83,000	Tenet Healthcare Corp.	3,418,770
43,000	Texas Instruments, Inc.	1,731,610
53,000	United Parcel Service, Inc.	4,842,610
28,500	UnitedHealth Group, Inc.	2,040,885
82,000	Varian Medical Systems, Inc.	6,127,860
18,000	Vornado Realty Trust L.P.	1,513,080
99,000	Wal-Mart Stores, Inc.	7,322,040
39,500	Wellpoint, Inc.	3,302,595
201,000	Xerox Corp.	2,068,290
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $327,694,343)	332,580,216
At September 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Short Futures	535	$223,937,625	December 2013	$1,300,233
Annual Shareholder Report

At September 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/1/2013	8,330 Canadian Dollar	$8,097	$(10)
10/2/2013	489,547 Canadian Dollar	$475,843	$(578)
10/1/2013	429,120 Canadian Dollar	$ 415,854	$747
10/1/2013	366,100 Canadian Dollar	$ 354,782	$637
Contracts Sold:
10/1/2013	1,256,739 Canadian Dollar	$1,217,888	$(2,187)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(1,391)
Net Unrealized Appreciation/Depreciation on Value of Securities Sold Short, Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Affiliated holding.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $717,423,712.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,243,310	$—	$—	$1,243,310
International	24,181,559	919,272[1]	—	25,100,831
Warrants	—	5,318	—	5,318
Debt Securities:
U.S. Treasury	—	452,226,295	—	452,226,295
Purchased Put Options	4,224,875	—	—	4,224,875
Investment Company	202,709,675	—	—	202,709,675
TOTAL SECURITIES	$232,359,419	$453,150,885	$—	$685,510,304
OTHER FINANCIAL INSTRUMENTS[2]	$(331,281,374)	$—	$—	$(331,281,374)
1	Includes $978,382 of common stock securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$3.74	$4.98	$5.09	$5.74	$6.82
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	(0.10)[2]	(0.10)[2]	(0.12)[2]	(0.15)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.72)	(1.14)	(0.01)	(0.53)	0.41
TOTAL FROM INVESTMENT OPERATIONS	(0.81)	(1.24)	(0.11)	(0.65)	0.26
Less Distributions:
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	—	(1.33)
Return of capital[3]	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	—	—	—	—	(1.34)
Net Asset Value, End of Period	$2.93	$3.74	$4.98	$5.09	$5.74
Total Return[4]	(21.66)%	(24.90)%	(2.16)%	(11.32)%	0.06%
Ratios to Average Net Assets:
Net expenses	2.75%[5]	2.47%[5]	2.29%[5]	2.42%[5]	2.84%[5]
Net expenses excluding dividends and other expenses related to short sales	1.75%[5]	1.74%[5]	1.74%[5]	1.72%[5]	1.73%[5]
Net investment income (loss)	(2.60)%	(2.37)%	(2.16)%	(2.31)%	(2.18)%
Expense waiver/reimbursement[6]	0.00%[7]	0.00%[7]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$321,969	$547,426	$949,893	$1,212,331	$1,079,143
Portfolio turnover	498%	480%	473%	379%	392%
1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.74%, 2.47%, 2.29%, 2.42% and 2.82%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2013	2012	2011	2010	2009[1]
Net Asset Value, Beginning of Period	$3.44	$4.61	$4.75	$5.40	$6.52
Income From Investment Operations:
Net investment income (loss)	(0.10)[2]	(0.12)[2]	(0.13)[2]	(0.15)[2]	(0.19)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.66)	(1.05)	(0.01)	(0.50)	0.41
TOTAL FROM INVESTMENT OPERATIONS	(0.76)	(1.17)	(0.14)	(0.65)	0.22
Less Distributions:
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	—	(1.33)
Return of capital[3]	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	—	—	—	—	(1.34)
Net Asset Value, End of Period	$2.68	$3.44	$4.61	$4.75	$5.40
Total Return[4]	(22.09)%	(25.38)%	(2.95)%	(12.04)%	(0.65)%
Ratios to Average Net Assets:
Net expenses	3.50%[5]	3.22%[5]	3.04%[5]	3.17%[5]	3.61%[5]
Net expenses excluding dividends and other expenses related to short sales	2.50%[5]	2.49%[5]	2.48%[5]	2.48%[5]	2.46%[5]
Net investment income (loss)	(3.35)%	(3.12)%	(2.91)%	(3.04)%	(3.03)%
Expense waiver/reimbursement[6]	0.00%[7]	0.00%[7]	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,494	$111,926	$180,892	$197,495	$96,518
Portfolio turnover	498%	480%	473%	379%	392%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.50%, 3.22%, 3.04%, 3.17% and 3.59%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011, 2010 and 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,				Period Ended 9/30/2009[1]
	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$3.77	$5.01	$5.11	$5.76	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.08)[2]	(0.09)[2]	(0.09)[2]	(0.11)[2]	(0.13)[2]
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.72)	(1.15)	(0.01)	(0.54)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.80)	(1.24)	(0.10)	(0.65)	(1.15)
Net Asset Value, End of Period	$2.97	$3.77	$5.01	$5.11	$5.76
Total Return[3]	(21.22)%	(24.75)%	(1.96)%	(11.28)%	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.53%[4]	2.22%[4]	2.05%[4]	2.14%[4]	2.73%[4,5]
Net expenses excluding dividends and other expenses related to short sales	1.50%[4]	1.49%[4]	1.49%[4]	1.49%[4]	2.46%[4,5]
Net investment income (loss)	(2.38)%	(2.12)%	(1.92)%	(2.00)%	(2.59)%[5]
Expense waiver/reimbursement[6]	0.00%[7]	0.00%[7]	0.01%	0.01%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$299,975	$402,670	$683,286	$585,911	$98,732
Portfolio turnover	498%	480%	473%	379%	392%[8]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.52%, 2.22%, 2.05%, 2.14% and 2.72%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2013
Assets:
Total investment in securities, at value including $202,709,675 of investment in an affiliated holding (Note 5) (identified cost $705,887,305)		$685,510,304
Cash denominated in foreign currencies (identified cost $32,286)		33,150
Deposit at broker for short sales		316,520,591
Income receivable		947,125
Receivable for investments sold		30,069,125
Receivable for shares sold		3,222,056
Unrealized appreciation on foreign exchange contracts		1,384
Receivable for daily variation margin		1,618,375
TOTAL ASSETS		1,037,922,110
Liabilities:
Securities sold short, at value (proceeds $327,694,343)	$332,580,216
Dividends payable on short positions	741,099
Payable for investments purchased	13,011,319
Payable for shares redeemed	2,707,229
Unrealized depreciation on foreign exchange contracts	2,775
Payable for Directors'/Trustees' fees (Note 5)	1,250
Payable for distribution services fee (Note 5)	41,632
Payable for shareholder services fee (Note 5)	125,734
Accrued expenses (Note 5)	272,559
TOTAL LIABILITIES		349,483,813
Net assets for 235,630,945 shares outstanding		$688,438,297
Net Assets Consist of:
Paid-in capital		$1,670,235,438
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(23,962,046)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(942,084,941)
Distributions in excess of net investment income/Accumulated net investment income (loss)		(15,750,154)
TOTAL NET ASSETS		$688,438,297
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($321,969,378 ÷ 109,774,018 shares outstanding), no par value, unlimited shares authorized	$2.93
Offering price per share (100/94.50 of $2.93)	$3.10
Redemption proceeds per share	$2.93
Class C Shares:
Net asset value per share ($66,494,184 ÷ 24,827,307 shares outstanding), no par value, unlimited shares authorized	$2.68
Offering price per share	$2.68
Redemption proceeds per share (99.00/100 of $2.68)	$2.65
Institutional Shares:
Net asset value per share ($299,974,735 ÷ 101,029,620 shares outstanding), no par value, unlimited shares authorized	$2.97
Offering price per share	$2.97
Redemption proceeds per share	$2.97
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2013
Investment Income:
Interest			$951,479
Dividends (including $4,133 received from an affiliated holding and net of foreign taxes withheld of $36,263)			263,062
TOTAL INCOME			1,214,541
Expenses:
Investment adviser fee (Note 5)		$10,615,083
Administrative fee (Note 5)		662,751
Custodian fees		62,620
Transfer agent fee		1,011,935
Directors'/Trustees' fees (Note 5)		6,857
Auditing fees		30,000
Legal fees		8,062
Portfolio accounting fees		144,114
Distribution services fee (Note 5)		641,189
Shareholder services fee (Note 5)		1,259,696
Share registration costs		106,650
Printing and postage		76,791
Insurance premiums (Note 5)		5,903
Dividend and other expenses related to short positions		8,590,964
Miscellaneous (Note 5)		9,876
TOTAL EXPENSES		23,232,491
Reimbursement and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(18,196)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(21,210)
TOTAL REIMBURSEMENT AND REDUCTION		(39,406)
Net expenses			23,193,085
Net investment income (loss)			(21,978,544)
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	$(22,127,703)
Net realized loss on short sales	(99,215,076)
Net realized loss on futures contracts	(45,735,329)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	(17,168,869)
Net change in unrealized depreciation of securities sold short	494,316
Net change in unrealized depreciation of futures contracts	1,469,172
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(182,283,489)
Change in net assets resulting from operations	$(204,262,033)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(21,978,544)	$(30,276,955)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(167,078,108)	(283,546,250)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(15,205,381)	(106,158,456)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(204,262,033)	(419,981,661)
Share Transactions:
Proceeds from sale of shares	622,561,148	937,907,756
Cost of shares redeemed	(791,883,275)	(1,269,974,550)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(169,322,127)	(332,066,794)
Change in net assets	(373,584,160)	(752,048,455)
Net Assets:
Beginning of period	1,062,022,457	1,814,070,912
End of period (including distributions in excess of net investment income of $(15,750,154) and $(20,777,958), respectively)	$688,438,297	$1,062,022,457
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2013
1. organiZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield to manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $326,167,712. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $272 and $113, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying
Annual Shareholder Report

reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2013, the Fund had no outstanding written option contracts.
The average market value of purchased put options contracts held by the Fund throughout the period was $4,392,347. This is based on amounts held as of each month-end throughout the fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$1,300,233*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Foreign exchange contracts	$—	$(691)	$—	$(691)
Equity contracts	(45,735,329)	—	(20,362,754)	(66,098,083)
TOTAL	$(45,735,329)	$(691)	$(20,362,754)	$(66,098,774)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Foreign exchange contracts	$—	$(1,391)	$—	$(1,391)
Equity contracts	1,469,172	—	(1,665,125)	(195,953)
TOTAL	$1,469,172	$(1,391)	$(1,665,125)	$(197,344)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	54,008,219	$180,210,023	91,280,292	$388,391,141
Shares redeemed	(90,746,300)	(303,376,034)	(135,590,906)	(574,804,994)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(36,738,081)	$(123,166,011)	(44,310,614)	$(186,413,853)
Year Ended September 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,565,853	$19,966,604	10,011,837	$39,322,160
Shares redeemed	(14,297,767)	(44,171,685)	(16,659,594)	(63,705,146)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(7,731,914)	$(24,205,081)	(6,647,757)	$(24,382,986)
Year Ended September 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	126,281,052	$422,384,521	120,615,581	$510,194,455
Shares redeemed	(131,979,276)	(444,335,556)	(150,181,394)	(631,464,410)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,698,224)	$(21,951,035)	(29,565,813)	$(121,269,955)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(50,168,219)	$(169,322,127)	(80,524,184)	$(332,066,794)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, dividends paid on short positions, passive foreign investment company adjustments and net operating loss.
For the year ended September 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(26,077,899)	$27,006,348	$(928,449)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
Annual Shareholder Report

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:
Net unrealized depreciation	$(37,563,489)
Capital loss carryforwards and deferrals	$(944,233,652)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
At September 30, 2013, the cost of investments for federal tax purposes was $717,423,712. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) short sales; and (d) futures contracts was $31,913,408. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,496,592 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,410,000.
At September 30, 2013, the Fund had a capital loss carryforward of $928,937,272 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$389,339,750	$114,651,012	$503,990,762
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2013, for federal tax income purposes, a late-year ordinary loss of $15,296,380 was deferred to October 1, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary wavier at any time at its sole discretion. For the year ended September 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$641,189
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2013, FSC retained $108,626 of fees paid by the Fund. For the year ended September 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2013, FSC retained $43,204 in sales charges from the sale of Class A Shares. FSC also retained $17,776 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,045,966
Class C Shares	213,730
Total	$1,259,696
For the year ended September 30, 2013, FSC received $75,331 of fees paid by the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2013, the Adviser reimbursed $18,196. Transactions involving the affiliated holding during the year ended September 30, 2013, were as follows:
Federated U.S. Treasury Cash Reserves, Institutional Shares
Balance of Shares Held 9/30/2012	164,408,948
Purchases/Additions	1,620,883,033
Sales/Reductions	(1,582,582,306)
Balance of Shares Held 9/30/2013	202,709,675
Value	$202,709,675
Dividend Income	$4,133
Annual Shareholder Report

6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2013, the Fund's expenses were reduced by $21,210 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2013, were as follows:
Purchases	$1,989,593,634
Sales	$1,945,158,801
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2013, there were no outstanding loans. During the year ended September 30, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2013, there were no outstanding loans. During the year ended September 30, 2013, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE federated Equity funds AND SHAREHOLDERS OF federated prudent bear fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent Bear Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Bear Fund as of September 30, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 21, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$885.20	$14.22
Class C Shares	$1,000	$884.50	$17.76
Institutional Shares	$1,000	$889.20	$13.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,009.98	$15.17
Class C Shares	$1,000	$1,006.22	$18.91
Institutional Shares	$1,000	$1,011.23	$13.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	3.01%
Class C Shares	3.76%
Institutional Shares	2.76%
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Equity Funds (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 2,777,709,632.389 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	2,104,364,292.660	29,376,009.057
Maureen Lally-Green	2,104,554,202.739	29,186,098.978
Thomas M. O'Neill	2,104,050,166.003	29,690,135.714
P. Jerome Richey	2,103,363,407.698	30,376,894.019
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (have been previously appointed by the Board), and John S. Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of certain Funds in the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh; Board Member, Energy & Mineral Law Foundation.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Douglas C. Noland Birth Date: December 2, 1962 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: January 1999	Principal Occupations: Douglas C. Noland has been the Fund's Portfolio Manager since January 1999. He is Vice President of the Trust with respect to the Fund. Mr. Noland joined Federated in December 2008 and was named a Senior Vice President of the Fund's Adviser in December 2008. Prior to joining Federated, Mr. Noland was employed with David Tice & Associates, Inc. where he served as an Assistant Portfolio Manager and strategist of Prudent Bear Fund and Prudent Global Income Fund from January 1999. From 1990 through 1998, Mr. Noland worked as a trader, portfolio manager and analyst for short-biased hedge funds including G. W. Ringoen & Associates from January 1990 to September 1996, Fleckenstein Capital from September 1996 to March 1997 and East Shore Partners, Inc. from October 1997 to December 1998. Mr. Noland earned a B.S. in Accounting and Finance from the University of Oregon and an M.B.A. from Indiana University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was at the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Annual Shareholder Report

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172354
CUSIP 314172347
CUSIP 314172339
41202 (11/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $385,200

Fiscal year ended 2012 - $381,700

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $145

Fiscal year ended 2012 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $11,986 and $6,986 respectively. Fiscal year ended 2013- Audit consent fees related to N-14 merger document. Fiscal year ended 2012- Audit consent fee related to N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,719 and $4,655 respectively. Fiscal year ended 2013- Service fee for tax reclaim recovery filings. Fiscal year ended 2012- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,337 and $18,894 respectively. Fiscal year ended 2013- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $178,150

Fiscal year ended 2012 - $413,473

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2013